SEGMENT INFORMATION - Reportable Segments (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Net sales	$ 4,251,348	$ 2,572,439	$ 7,324,756	$ 6,069,631	$ 13,432,220	$ 17,618,559
Cost of goods sold	2,822,044	2,187,544	4,899,120	4,531,504	9,527,143	12,221,370
Gross profit	1,429,304	384,895	2,425,636	1,538,127	3,905,077	5,397,189
Selling, general, and administrative*	1,944,502	1,202,307	3,128,093	2,983,327	5,019,604	5,483,586
Research and development*	128,895	201,234	263,817	384,814	671,493	870,279
Income (loss) from operations	(644,093)	(1,018,646)	(966,274)	(1,830,014)	(1,786,020)	(956,676)
Trade receivables	1,651,035		1,651,035		2,119,213	2,434,718
Operating Segments [Member]
Trade receivables	1,651,035		1,651,035		2,119,213
Segment Reconciling Items [Member]
Net sales
Cost of goods sold
Gross profit
Selling, general, and administrative*	1,304,485	524,504	1,924,878	1,462,961	2,441,256	2,058,000
Research and development*	128,895	201,234	263,817	384,814	671,493	870,279
Income (loss) from operations	(1,433,380)	(725,738)	(2,188,695)	(1,847,775)	(3,112,749)	(2,928,279)
Trade receivables	(37,979)		(37,979)		(47,154)	(52,421)
Chromaline [Member]
Net sales	2,653,733	1,619,986	4,352,414	3,584,326
Cost of goods sold	1,905,738	1,407,362	3,140,523	2,825,631
Gross profit	747,995	212,624	1,211,891	758,695
Selling, general, and administrative*	289,928	366,136	547,930	792,355
Income (loss) from operations	458,067	(153,512)	663,961	(33,660)
Chromaline [Member] | Operating Segments [Member]
Net sales					8,475,743	11,472,111
Cost of goods sold					6,222,902	8,389,404
Gross profit					2,252,841	3,082,707
Selling, general, and administrative*					1,297,045	1,832,473
Research and development*
Income (loss) from operations					955,796	1,250,234
Trade receivables	1,150,630		1,150,630		1,676,592	1,916,066
Ikonics Imaging [Member]
Net sales	1,264,855	625,800	2,351,456	1,595,899
Cost of goods sold	644,071	419,985	1,193,726	897,708
Gross profit	620,784	205,815	1,157,730	698,191
Selling, general, and administrative*	259,219	224,573	475,755	503,435
Income (loss) from operations	361,565	(18,758)	681,975	194,756
Ikonics Imaging [Member] | Operating Segments [Member]
Net sales					3,709,318	4,191,175
Cost of goods sold					1,972,076	2,273,641
Gross profit					1,737,242	1,917,534
Selling, general, and administrative*					880,404	1,081,847
Research and development*
Income (loss) from operations					856,838	835,687
Trade receivables	356,216		356,216		396,116	304,791
DTX [Member]
Net sales	85,444	49,053	161,755	161,582
Cost of goods sold	34,260	24,346	77,052	76,092
Gross profit	51,184	24,707	84,703	85,490
Selling, general, and administrative*	32,001	30,059	62,040	64,432
Income (loss) from operations	19,183	(5,352)	22,663	21,058
DTX [Member] | Operating Segments [Member]
Net sales					294,929	393,804
Cost of goods sold					140,866	157,650
Gross profit					154,063	236,154
Selling, general, and administrative*					125,752	149,924
Research and development*
Income (loss) from operations					28,311	86,230
Trade receivables	26,759		26,759		35,983	13,919
AMS [Member]
Net sales	247,316	277,600	459,131	727,824
Cost of goods sold	237,975	335,851	487,819	732,073
Gross profit	9,341	(58,251)	(28,688)	(4,249)
Selling, general, and administrative*	58,869	57,035	117,490	160,144
Income (loss) from operations	(49,528)	$ (115,286)	(146,178)	$ (164,393)
AMS [Member] | Operating Segments [Member]
Net sales					952,230	1,561,469
Cost of goods sold					1,191,299	1,400,675
Gross profit					(239,069)	160,794
Selling, general, and administrative*					275,147	361,342
Research and development*
Income (loss) from operations					(514,216)	(200,548)
Trade receivables	$ 155,409		$ 155,409		$ 57,676	$ 252,363